Non-current Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Classification of Assets as Assets Held for Sale and Discontinued Operations	The Group has classified the following assets as “Assets Held for Sale and Discontinued Operations”:

	12.31.20	12.31.19
Property, Plant and Equipment
Real Estate	29,328	53,106

Total	29,328	53,106